Tax payable - Current income tax and social contribution payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Tax payable
Income tax	R$ 7,913	R$ 15,897
Current payables on social security and taxes other than income tax	2,821	5,787
Current tax liabilities, current	R$ 10,734	R$ 21,684